Revenues (Tables)	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of revenues statements of comprehensive income
The amounts in the accompanying statement of comprehensive income are analyzed as follows:

For the period from January 1, 2022 to October 18, 2022
Time charter revenues	12,687,590
Other income	160,139
Total	12,847,729

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	For the period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
Time charter revenues	3,266,631	9,690,949	10,950,204
Voyage charter revenues	—	17,567,737	29,685,230
Other income	20,470	1,480,296	1,660,667

Total	3,287,101	28,738,982	42,296,101